Expense Example - ClearBridge Variable Aggressive Growth Portfolio	May 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Class II
Expense Example:
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	$ 1,282